CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2018	$ 97,150	$ 67,335	$ 4,457	$ 271	$ 14,244	$ 645	$ 7,556	$ (1,833)	$ 307	$ 25,647	$ 4,168
Changes in period:
Net income attributable to shareholders	1,014
Non-controlling interests	946
Net (loss) income	1,960
Other comprehensive income (loss)	60						2	13	45
Other comprehensive income (loss)	290
Other comprehensive income	350
Comprehensive income, attributable to owners of parent	1,074						2	13	45
Comprehensive income, attributable to non-controlling interests	1,236
Comprehensive income	2,310
Shareholder distributions
Preferred equity	(75)				75					(75)
Non-controlling interests	(4,407)	(4,407)
Other items
Issue of equity	6,557	6,657	25	(18)	(85)					(78)	(22)
Share-based compensation	1	0		26	(25)					1
Ownership changes	1,899	1,503			103	468	(210)	52	(17)	396
Total change in period	5,979	4,989	25	8	626	468	(208)	65	28	1,012	(22)
Ending balance at Jun. 30, 2019	103,129	72,324	4,482	279	14,870	1,113	7,348	(1,768)	335	26,659	4,146
Other items
Common equity	(306)				306					(306)
Beginning balance (Previously stated) at Mar. 31, 2019	98,564	68,021	4,468	278	14,615	935	7,351	(1,714)	461	26,394	4,149
Changes in period:
Net income attributable to shareholders	399
Non-controlling interests	305
Net (loss) income	704
Other comprehensive income (loss)	(160)						2	(54)	(108)
Other comprehensive income (loss)	(107)
Other comprehensive income	(267)
Comprehensive income, attributable to owners of parent	239						2	(54)	(108)
Comprehensive income, attributable to non-controlling interests	198
Comprehensive income	437
Shareholder distributions
Preferred equity	(38)				(38)					(38)
Non-controlling interests	(1,919)	(1,919)
Other items
Issue of equity	5,710	5,759	14	(12)	(48)					(46)	(3)
Share-based compensation	5	0		13	(8)					5
Ownership changes	523	265			103	178	(5)	0	(18)	258
Total change in period	4,565	4,303	14	1	255	178	(3)	(54)	(126)	265	(3)
Ending balance at Jun. 30, 2019	103,129	72,324	4,482	279	14,870	1,113	7,348	(1,768)	335	26,659	4,146
Other items
Common equity	(153)				(153)					(153)
Beginning balance (Previously stated) at Dec. 31, 2019	116,846	81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868	4,145
Beginning balance at Dec. 31, 2019	116,846	81,833								30,868	4,145
Changes in period:
Net income attributable to shareholders	(949)
Non-controlling interests	(701)
Net (loss) income	(1,650)
Other comprehensive income (loss)	(1,484)						(58)	(1,271)	(155)
Other comprehensive income (loss)	(4,323)
Other comprehensive income	(5,807)
Comprehensive income, attributable to owners of parent	(2,433)						(58)	(1,271)	(155)
Comprehensive income, attributable to non-controlling interests	(5,024)
Comprehensive income	(7,457)
Shareholder distributions
Preferred equity	(71)				(71)					(71)
Non-controlling interests	(3,465)	(3,465)
Other items
Issue of equity	6,707	6,897	40	(48)	(182)					(190)	0
Share-based compensation	(1)	0		29	(30)					(1)
Ownership changes	(1,130)	(1,245)			292	168	(369)	63	(39)	115
Total change in period	(5,780)	(2,837)	40	(19)	(1,303)	168	(427)	(1,208)	(194)	(2,943)	0
Ending balance at Jun. 30, 2020	111,066	78,996	7,345	267	14,723	1,178	7,449	(3,225)	188	27,925	4,145
Other items
Common equity	(363)				(363)					(363)
Beginning balance (Previously stated) at Mar. 31, 2020	112,447	79,637	7,344	258	15,462	1,024	7,823	(3,351)	105	28,665	4,145
Changes in period:
Net income attributable to shareholders	(656)
Non-controlling interests	(837)
Net (loss) income	(1,493)
Other comprehensive income (loss)	124						(38)	48	114
Other comprehensive income (loss)	422
Other comprehensive income	546
Comprehensive income, attributable to owners of parent	(532)						(38)	48	114
Comprehensive income, attributable to non-controlling interests	(415)
Comprehensive income	(947)
Shareholder distributions
Preferred equity	(36)				(36)					(36)
Non-controlling interests	(1,308)	(1,308)
Other items
Issue of equity	1,460	1,537	1	(5)	(73)					(77)	0
Share-based compensation	14	0		14	0					14
Ownership changes	(383)	(455)			207	154	(336)	78	(31)	72
Total change in period	(1,381)	(641)	1	9	(739)	154	(374)	126	83	(740)	0
Ending balance at Jun. 30, 2020	111,066	$ 78,996	$ 7,345	$ 267	14,723	$ 1,178	$ 7,449	$ (3,225)	$ 188	27,925	$ 4,145
Other items
Common equity	$ (181)				$ (181)					$ (181)